Commitments and Contingencies	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15.	Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Shenzhen city in the PRC. As of September 30, 2025, the Group had no obligation under long-term financing lease requiring minimum rentals. As of September 30, 2025, the Group did not have additional operating leases that have not yet commenced.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Total operating lease expenses for the six months ended September 30, 2025 were $51,455 and were recorded in general and administrative expense on the consolidated statements of operations.

As of September 30, 2025, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

October 2025 to September 2026	$51,455
October 2026 and after	—
Total	$51,455